                             PERFORMANCE FUNDS TRUST

                              THE MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                   THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                            THE LARGE CAP EQUITY FUND
                             THE MID CAP EQUITY FUND
                            THE SMALL CAP EQUITY FUND
                             THE LEADERS EQUITY FUND
                                 (EACH A "FUND")

                       Supplement Dated May 3, 2001 to the
             Class A and Class B Prospectus Date August 31, 2000 and
            Statement of Additional Information Dated August 31, 2000

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus and Statement of Additional Information.

At a meeting held on April 25, 2001, the Board of Trustees of Performance Funds Trust (the "Trust") approved a Transfer and Assumption Agreement (the "Assumption Agreement") between the Trust, Trustmark National Bank, N.A. ("Trustmark"), each Fund's current investment adviser, and Trustmark Financial Services, Inc. ("TFSI"). TFSI, a wholly-owned subsidiary of Trustmark, is a newly-registered investment adviser. Pursuant to the Assumption Agreement, TFSI will assume and perform all duties and obligations of Trustmark under the Master Investment Advisory Contract between Trustmark and the Funds (the "Advisory Contract"). Trustmark has agreed under the Assumption Agreement that the assumption of its duties and responsibilities by TFSI does not relieve Trustmark of its obligations to the Trust for performance of the terms, covenants, obligations and duties contained in the Advisory Contract. No changes to the Funds, including their advisory fees, other fees, and the identities of key personnel and portfolio managers, will occur as a result of the Assumption Agreement.

Effective May 12, 2001, TFSI will employ a "team managed" approach with respect to each of the Large Cap Equity Fund, Intermediate Term Government Income Fund and Short Term Government Income Fund. Each Fund's team will consist of portfolio co-managers, research assistants and other management professionals with no single team member having solely primary responsibility for investment decisions involving the portfolio transactions of that Fund. The research analysts will provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             PERFORMANCE FUNDS TRUST

                              THE MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                   THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                            THE LARGE CAP EQUITY FUND
                             THE MID CAP EQUITY FUND
                            THE SMALL CAP EQUITY FUND
                             THE LEADERS EQUITY FUND
                                 (EACH A "FUND")

                       Supplement Dated May 3, 2001 to the
               Institutional Prospectus Dated August 31, 2000 and
            Statement of Additional Information Dated August 31, 2000

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus and Statement of Additional Information.

At a meeting held on April 25, 2001, the Board of Trustees of Performance Funds Trust (the "Trust") approved a Transfer and Assumption Agreement (the "Assumption Agreement") between the Trust, Trustmark National Bank, N.A. ("Trustmark"), each Fund's current investment adviser, and Trustmark Financial Services, Inc. ("TFSI"). TFSI, a wholly-owned subsidiary of Trustmark, is a newly-registered investment adviser. Pursuant to the Assumption Agreement, TFSI will assume and perform all duties and obligations of Trustmark under the Master Investment Advisory Contract between Trustmark and the Funds (the "Advisory Contract"). Trustmark has agreed under the Assumption Agreement that the assumption of its duties and responsibilities by TFSI does not relieve
Trustmark of its obligations to the Trust for performance of the terms, covenants, obligations and duties contained in the Advisory Contract. No changes to the Funds, including their advisory fees, other fees, and the identities of key personnel and portfolio managers, will occur as a result of the Assumption Agreement.

Effective May 12, 2001, TFSI will employ a "team managed" approach with respect to each of the Large Cap Equity Fund, Intermediate Term Government Income Fund and Short Term Government Income Fund. Each Fund's team will consist of portfolio co-managers, research assistants and other management professionals with no single team member having solely primary responsibility for investment decisions involving the portfolio transactions of that Fund. The research analysts will provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE